LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
Carrying Value, Terms and Conditions, and Debt Maturity Schedule

				Carrying Value
($ millions)	Authorized at December 31, 2022	Nominal Interest Rate	Year of Maturity	December 31, 2022	December 31, 2021
Loans and borrowings
Senior unsecured credit facilities(1)(3)(4)	2,858	5.78(2)	Various(1)	768	907
Senior unsecured medium-term notes series 2	—	3.77	2022	—	450
Senior unsecured medium-term notes series 3	450	4.75	2043	447	447
Senior unsecured medium-term notes series 4	600	4.81	2044	597	597
Senior unsecured medium-term notes series 5	450	3.54	2025	449	449
Senior unsecured medium-term notes series 6	500	4.24	2027	499	499
Senior unsecured medium-term notes series 7	600	3.71	2026	602	602
Senior unsecured medium-term notes series 8	650	2.99	2024	649	648
Senior unsecured medium-term notes series 9	550	4.74	2047	543	542
Senior unsecured medium-term notes series 10	650	4.02	2028	658	660
Senior unsecured medium-term notes series 11	800	4.75	2048	839	841
Senior unsecured medium-term notes series 12	650	3.62	2029	653	654
Senior unsecured medium-term notes series 13	700	4.54	2049	712	712
Senior unsecured medium-term notes series 14	600	2.56	2023	600	599
Senior unsecured medium-term notes series 15	600	3.31	2030	598	597
Senior unsecured medium-term notes series 16	400	4.67	2050	397	397
Senior unsecured medium-term notes series 17	500	3.53	2031	497	497
Senior unsecured medium-term notes series 18	500	4.49	2051	497	497
Senior unsecured medium-term notes series 3A	—	5.05	2022	—	50
Total loans and borrowings				10,005	10,645
Less current portion loans and borrowings				(600)	(1,000)
Total non-current loans and borrowings				9,405	9,645
Subordinated hybrid notes
Subordinated notes, series 1	600	4.80	2081	595	594
(1)    Pembina's unsecured credit facilities include a $1.5 billion revolving facility that matures in June 2027, a $1.0 billion sustainability linked revolving facility that matures in June 2026, a U.S. $250 million non-revolving term loan that matures in May 2025 and a $20 million operating facility that matures in May 2023, which is typically renewed on an annual basis.
(2)    The nominal interest rate is the weighted average of all drawn credit facilities based on Pembina's credit rating at December 31, 2022. Borrowings under the credit facilities bear interest at prime, Bankers' Acceptance, or LIBOR rates, plus applicable margins. The impact of interest rate hedges described in the footnote below are not reflected in this figure.
(3)    Includes U.S. $250 million variable rate debt outstanding at December 31, 2022 (2021: U.S. $250 million) and fully hedged at 1.45 percent.
(4)    The U.S. dollar denominated non-revolving term loan is designated as a hedge of the Company’s net investment in selected foreign operations with a U.S. dollar functional currency. Refer to Note 24 for foreign exchange risk management.